Transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 9,595,340	₩ 8,606,011
Associated financial liabilities	9,057,138	8,082,626
Financial assets at fair value through profit or loss
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	7,688,025	7,011,684
Available-for-sale financial assets
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	1,240,063	1,104,923
Held-to-maturity financial assets
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	615,352	489,204
Loans
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	51,900	200
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	850,188	685,092
Government
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	530,607	414,745
Financial institutions
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	319,581	260,014
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 0	₩ 10,333